Exploration and Evaluation Assets - Schedule of Exploration and Evaluation Assets (Details) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2022	Jun. 30, 2021
Disclosure Of Exploration And Evaluation Assets [Abstract]
Exploration and evaluation assets - at cost	$ 2,212,013	$ 2,218,238	$ 2,347,046
Balance at the beginning of the period	2,218,238	2,347,046	2,055,318
Expenditure incurred during the period	40,560	75,927	88,754
Exchange differences	(46,785)	(204,735)	202,974
Balance at the end of the period	$ 2,212,013	$ 2,218,238	$ 2,347,046